Stradley Ronon Stevens & Young, LLP

Suite 2600

2005 Market Street

Philadelphia, PA 19103-7018

Telephone 215.564.8000

Fax 215.564.8120

www.stradley.com

Joel D. Corriero

JCorriero@stradley.com

(215) 564-8528

August 4, 2021

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Virtus ETF Trust II (the “Trust”)

File Nos. 333-206600 and 811-23078

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the form of Prospectus and Statement of Additional Information relating to the Virtus Duff & Phelps Clean Energy ETF series of the Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from that filed in Post-Effective Amendment No. 75, Amendment No. 77, to the Trust’s Registration Statement on Form N-1A.

If you have any questions or comments regarding this filing, please call me at the above number, or in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc:   William Smalley

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